Employee Related Liabilities (Pension Benefit Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Cash [Member]	Dec. 31, 2012 Cash [Member]	Dec. 31, 2013 Investment Contracts [Member]	Dec. 31, 2012 Investment Contracts [Member]	Dec. 31, 2013 Equity Securities [Member]	Dec. 31, 2012 Equity Securities [Member]	Dec. 31, 2013 Fixed Income Securities [Member]	Dec. 31, 2012 Fixed Income Securities [Member]	Dec. 31, 2013 Investment Contracts [Member]	Dec. 31, 2012 Investment Contracts [Member]	Dec. 31, 2013 Corporate Bond Securities [Member]	Dec. 31, 2012 Corporate Bond Securities [Member]	Dec. 31, 2013 Investment Grade Bonds [Member]	Dec. 31, 2012 Investment Grade Bonds [Member]	Dec. 31, 2013 Emerging Markets [Member]	Dec. 31, 2012 Emerging Markets [Member]	Dec. 31, 2013 Small Cap [Member]	Dec. 31, 2013 Equity Securities International [Member]	Dec. 31, 2013 Mid Cap [Member]	Dec. 31, 2013 US Large Cap [Member]	Dec. 31, 2012 US Large Cap [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member] Investment Contracts [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Investment Contracts [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member] Corporate Bond Securities [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Corporate Bond Securities [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member] Investment Grade Bonds [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Investment Grade Bonds [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member] Emerging Markets [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Emerging Markets [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member] Small Cap [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Small Cap [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member] Equity Securities International [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Equity Securities International [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member] Mid Cap [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Mid Cap [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member] US Large Cap [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] US Large Cap [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member] Investment Contracts [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Investment Contracts [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member] Corporate Bond Securities [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Corporate Bond Securities [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member] Investment Grade Bonds [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Investment Grade Bonds [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member] Emerging Markets [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Emerging Markets [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member] Small Cap [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Small Cap [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member] Equity Securities International [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Equity Securities International [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member] Mid Cap [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Mid Cap [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member] US Large Cap [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] US Large Cap [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member] Investment Contracts [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Investment Contracts [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member] Corporate Bond Securities [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Corporate Bond Securities [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member] Investment Grade Bonds [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Investment Grade Bonds [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member] Emerging Markets [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Emerging Markets [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member] Equity Securities International [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Equity Securities International [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member] Mid Cap [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Mid Cap [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member] US Large Cap [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] US Large Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual Allocation	100.00%	100.00%	2.26269%	1.92084%	27.81457%	31.25728%	58.77483%	54.07451%	11.1479%	12.74738%
Defined Benefit Plan, Fair Value of Plan Assets	$ 177.1	$ 168.5									$ 50.4	$ 53.7	$ 13.3	$ 13.6	$ 6.9	$ 8.3	$ 9.3	$ 10.3	$ 13.8	$ 22.8	$ 13.7	$ 46.9	$ 38.5	$ 126.7	$ 114.8	$ 0	$ 0	$ 13.3	$ 13.6	$ 6.9	$ 8.3	$ 9.3	$ 10.3	$ 13.8	$ 11.0	$ 22.8	$ 22.0	$ 13.7	$ 11.1	$ 46.9	$ 38.5	$ 50.4	$ 53.7	$ 0	$ 50.4	$ 53.7	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
2011 Target Allocation, Equity Securities	100.00%		0.00%		0.00%		60.00%		40.00%